Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 11. Stock-Based Compensation

Equity Incentive Plans

On July 5, 2016, the Company adopted the 2016 Stock Plan (the “Plan”) under which 4,800,000 shares of the Company’s common stock were reserved for issuance to employees, nonemployee directors, consultants, and advisors. As of December 31, 2021 and 2020, there were 9,187,533 shares of common stock reserved for issuance. As of December 31, 2021 and 2020, there were 1,472,512 and 3,406,368 option shares available for future issuance, respectively.

Under the Plan, the Board of Directors may grant incentive stock options (“ISO”), nonqualified stock options (“NQSO”), and stock appreciation rights (“SAR”). The Board of Directors may, in its discretion, designate any option or SAR as an “early exercise option” or “early exercise SAR”. If a shareholder elects to exercise all or a portion of any early exercise option or SAR before it is vested, the shares of common stock attributable to the unvested portion of the Option or SAR are considered restricted shares and recognized as a liability.

Awards granted under the Plan may be outstanding for periods of up to 10 years following the grant date. Awards issued under the Plan must be priced at no less than 100% of the fair value of the shares on the date of the grant provided, however, that (i) the exercise price of an ISO will not be less than 100% of the fair value of the shares on the date of grant, and (ii) the exercise price of an ISO and NQSO granted or the purchase price under the stock issuance program to a 10% stockholder will not be less than 110% of the fair value of the shares on the date of grant. Fair value is determined by a third party 409A valuation which is approved by the Board of Directors.

Outstanding awards generally vest over four years. Certain nonemployee awards vest over two years. Award shares are subject to a right of first refusal with respect to any proposed transactions up through the time the Company’s common stock is registered under Section 12 of the 1934 Exchange Act.

Restricted Common Stock Awards

Unvested early exercise options or SARs are considered restricted shares and are subject to repurchase by the Company in the event the shareholders’ employment is terminated. The Company may, at its option, repurchase said shares at the lesser of (i) the price paid by the shareholder to exercise the award or (ii) the fair market value of the Company’s common stock determined on the date of the repurchase. During the vesting term, holders of restricted stock awards are deemed to be a common stock shareholder and have dividend and voting rights.

On August 20, 2020, the Company granted 150,000 early exercise option awards under the 2016 Plan to one independent contractor. The options vest over 24 equal monthly installments beginning on August 10, 2020. On December 29, 2020, the option holder elected to early exercise all granted awards, purchasing the related shares for $2.02 per share or aggregate consideration of $303,000. At the time of exercise, 25,000 shares were fully vested with the remainder being unvested. On the date of purchase, the Company recognized the vested portion purchased as common stock issued with additional paid in capital. The Company recognized a liability associated with the unvested restricted shares, recording a liability included in accrued expenses and other long-term liabilities of $151,500 and $101,000, respectively. As shares of restricted stock vest, the Company will reclassify the liability to common stock and additional paid in capital. The Company did not grant any early exercise options in 2021.

As of December 31, 2021, the Company had not repurchased any of the unvested restricted shares. The fair value of the Company’s common stock on the date the early exercise options were granted was $2.02 per share. The fair value of the Company’s common stock on the date the restricted shares were issued was $3.07 per share. The total intrinsic value of outstanding unvested restricted stock awards was $1,064,000 as of December 31, 2021.

Incentive Stock Options and Nonqualified Stock Options

A summary of the Company’s employee and nonemployee stock option activity for the years ended December 31, 2021 and 2020 is presented below:

			Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2019	5,024,915	$1.14	8.2	$6,732
Granted	1,705,000	2.39
Exercised	(305,091)	1.57
Expired/Forfeited	(1,203,541)	1.53
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Granted	2,419,670	11.80
Exercised	(359,025)	1.31
Expired/Forfeited	(485,814)	6.63
Options outstanding as of December 31, 2021	6,796,114	$4.66	7.5	$126,591
Exercisable, December 31, 2021	3,650,002	1.54	6.4	$79,389
Vested and expected to vest as of December 31, 2021	6,796,114	$4.66	7.5	$126,591

During the years ended December 31, 2021 and 2020, the estimated weighted-average grant-date fair value of options granted was $7.40 and $1.24 per share, respectively. As of December 31, 2021, there was $14,500,000 of unrecognized stock-based compensation related to unvested stock options expected to be recognized over a weighted-average period of 2.72 years. The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $3,942,000 and $458,000. The Company recognizes forfeitures as they occur.

Stock-Based Compensation

The fair value of employee stock option grants is estimated by the Company on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2021	2020
Expected life (years)	6.25	6 – 6.25
Risk-free interest rate	0.72 – 1.34%	0.36 – 1.21%
Expected volatility	60 – 70%	50 – 70%
Dividend yield	—%	—%

Expected volatility is estimated based on historical volatilities of comparable public companies operating in the Company’s industry. The expected life of the options represents the period the options are expected to be outstanding and is estimated using the simplified method. The Company believes it is appropriate to use the simplified method in determining the expected life of options because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company uses the same inputs to estimate the fair value of awards granted to nonemployees.

For the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation expense related to options granted to employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2021	2020
Cost of revenue	$83	$27
Research and development expense	3,010	564
Selling, general and administrative expense	1,902	119
Total stock-based compensation expense	$4,995	$710

For the years ended December 31, 2021 and 2020, the Company capitalized $131,000 and $42,000, respectively, of stock-based compensation expense into inventory.